DELAWARE ECONOMIC DEVELOPMENT AUTHORITY LOAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2010
Debt Instrument [Line Items]
Delaware Economic Development Authority loan	$ 0	$ 4,000,000	$ 20,000,000
Annual conversion of loan to grant	$ 4,000,000
Term of loan conversion	5 years